Share Based Compensation (Details) - Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation (Details) - Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected volatility		89.55%	97.70%
Risk-free interest rate		1.86%	1.64%
Dividend rate
Dilution factor		1	1
Minimum [Member]
Share Based Compensation (Details) - Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected volatility	170.10%
Risk-free interest rate	3.48%
Expected term from grant date (in years)	5 years 3 months	5 years 7 months 17 days	5 years 7 months 13 days
Dividend rate
Dilution factor	1
Fair value (in Dollars per share)	$ 2.68	$ 9.74	$ 25.11
Maximum [Member]
Share Based Compensation (Details) - Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected term from grant date (in years)		6 years 4 months 28 days	6 years 4 months 28 days
Fair value (in Dollars per share)		$ 10.16	$ 26.01